SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (ADS)	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Jun. 13, 2011 2011 Share Repurchase Plan	Dec. 31, 2011 2011 Share Repurchase Plan USD ($)	Dec. 31, 2011 2011 Share Repurchase Plan CNY	Jun. 13, 2012 2011 Share Repurchase Plan Maximum USD ($)	Dec. 31, 2012 2012 Share Repurchase Plan USD ($)	Dec. 31, 2012 2012 Share Repurchase Plan CNY	May 18, 2012 2012 Share Repurchase Plan Maximum USD ($)
Share Repurchase Program
Repurchases authorized				$ 10,000,000			$ 10,000,000
Period within which ADSs were to be repurchased	12 months
Number of shares repurchased		1,641,311	1,641,311		319,827	319,827
Shares repurchased, value		$ 10,000,000	63,631,000		$ 1,520,000	9,470,000